UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               June 30, 2006

Check here if Amendment [ ]; Amendment Number:  ____
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Wesley Capital Management, LLC
Address:                   717 5th Avenue, 14th Floor
                           New York, NY 10022

13F File Number: _____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                               Arthur  Wrubel
Title:                              Managing Member
Phone:                              212-421-7002

Signature, Place, and Date of Signing:

/s/ Arthur Wrubel                   New York, NY                August 15, 2006
-----------------                  --------------              -----------------
   [Signature]                     [City, State]                     [Date]

Person Signing this Report on Behalf of Reporting Manager:

Name:                               John Khoury
Title:                              Managing Member
Phone:                              212-421-7002

Signature, Place, and Date of Signing:

/s/ John Khoury                     New York, NY                August 15, 2006
-----------------                  --------------              -----------------
   [Signature]                     [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number                    Name

         28-____________                    ____________________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     32

Form 13F Information Table Value Total:     $ 697,575
                                              (in thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries on this list, state "NONE" and omit the column headings and list entries.]

None.

                                                           Base
Advisor                                  Fund              Currency


WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD
WESLEY CAPITAL MANAGEMENT, LLC           ALL                 USD

Name of Issuer                          Title of Class        Cusip      Value (000)  Share / Prn Amount   Share / Prn   Put / Call



ALEXANDERS INC. CMN                         COMMON          014752109      20,994          77,253               SH
ARBOR REALTY TRUST, INC. CMN                COMMON          038923108      26,730          1,067,080            SH
BJ'S WHOLESALE CLUB INC CMN                 COMMON          05548J106      77,869          2,746,708            SH
BROOKFIELD HOMES CORP CMN                   COMMON          112723101      2,801           85,000               SH
CORRECTIONS CORP OF AMERICA CMN             COMMON          22025Y407      59,192          1,118,100            SH
CRESCENT REAL ESTATE EQUITIES INC           COMMON          225756105      3,990           215,000              SH
EQUITY OFFICE PROPERTIES TRUST CMN          COMMON          294741103      6,141           168,195              SH
GLENBOROUGH REALTY TRUST INC CMN            COMMON          37803P105      11,108          515,700              SH
HRPT PROPERTIES TRUST CMN                   COMMON          40426W101      55,831          4,829,708            SH
HOME DEPOT INC CMN                          COMMON          437076102      16,284          455,000              SH
JER INVESTORS TRUST INC. CMN                COMMON          46614H301      7,550           485,542              SH
LENNAR CORPORATION CMN CLASS A              COMMON          526057104      13,644          307,500              SH
LENNAR CORP CMN CLASS B                     COMMON          526057302      23,413          574,000              SH
LEXINGTON CORPORATE PROPERTIES TRUST        COMMON          529043101      10,423          482,569              SH
LOEWS CORP CMN                              COMMON          540424108      10,215          288,150              SH
LONE STAR STEAKHOUSE SALOON CMN             COMMON          542307103      14,602          556,693              SH
M.D.C.HOLDINGS,INC (DELAWARE) CMN           COMMON          552676108      20,616          397,000              SH
MI DEVELOPMENTS INC. CMN                    COMMON          55304X104      10,444          308,000              SH
MAGNA ENTERTAINMENT CMN CLASS A             COMMON          559211107      1,754           333,500              SH
MERITAGE HOMES CORPORATION CMN              COMMON          59001A102      15,262          323,000              SH
ONE LIBERTY PROPERTIES INC CMN              COMMON          682406103      2,490           131,044              SH
ORIGEN FINANCIAL, INC. CMN                  COMMON          68619E208      8,500           1,324,016            SH
PENN REAL EST INV TRUST CMN                 COMMON          709102107      29,893          740,467              SH
REPUBLIC PROPERTY TRUST CMN                 COMMON          760737106      22,477          2,275,000            SH
ROSS STORES,INC CMN                         COMMON          778296103      9,818           350,000              SH
STREETTRACKS GOLD TR ETF                     ETF            863307104      6,746           110,171              SH
SUN COMMUNITIES INC CMN                     COMMON          866674104      29,630          910,840              SH
TEJON RANCH CO CMN                          COMMON          879080109      91,920          2,233,230            SH
THOMAS PPTYS GROUP INC CMN                  COMMON          884453101      14,112          1,200,000            SH
TOLL BROTHERS INC CMN                       COMMON          889478103      34,520          1,350,000            SH
URSTADT BIDDLE PROPERTIES INC. CMN          COMMON          917286205      10,392          637,920              SH
WAL MART STORES INC CMN                     COMMON          931142103      28,214          585,725              SH


                                                                          697,575         27,182,111


Name of Issuer                          Underlyer     Notional         TO BE COMPLETED BY INVESTMENT MANAGER
                                       Description     Value    ----------------------------------------------------
                                                                Investment         Other          Voting Authority
                                                                Discretion         Managers        Sole       Shared       None
ALEXANDERS INC. CMN                                             SHARED -DEFINED    NONE            77,253
ARBOR REALTY TRUST, INC. CMN                                    SHARED -DEFINED    NONE         1,067,080
BJ'S WHOLESALE CLUB INC CMN                                     SHARED -DEFINED    NONE         2,746,708
BROOKFIELD HOMES CORP CMN                                       SHARED -DEFINED    NONE            85,000
CORRECTIONS CORP OF AMERICA CMN                                 SHARED -DEFINED    NONE         1,118,100
CRESCENT REAL ESTATE EQUITIES INC                               SHARED -DEFINED    NONE           215,000
EQUITY OFFICE PROPERTIES TRUST CMN                              SHARED -DEFINED    NONE           168,195
GLENBOROUGH REALTY TRUST INC CMN                                SHARED -DEFINED    NONE           515,700
HRPT PROPERTIES TRUST CMN                                       SHARED -DEFINED    NONE         4,829,708
HOME DEPOT INC CMN                                              SHARED -DEFINED    NONE           455,000
JER INVESTORS TRUST INC. CMN                                    SHARED -DEFINED    NONE           485,542
LENNAR CORPORATION CMN CLASS A                                  SHARED -DEFINED    NONE           307,500
LENNAR CORP CMN CLASS B                                         SHARED -DEFINED    NONE           574,000
LEXINGTON CORPORATE PROPERTIES TRUST                            SHARED -DEFINED    NONE           482,569
LOEWS CORP CMN                                                  SHARED -DEFINED    NONE           288,150
LONE STAR STEAKHOUSE SALOON CMN                                 SHARED -DEFINED    NONE           556,693
M.D.C.HOLDINGS,INC (DELAWARE) CMN                               SHARED -DEFINED    NONE           397,000
MI DEVELOPMENTS INC. CMN                                        SHARED -DEFINED    NONE           308,000
MAGNA ENTERTAINMENT CMN CLASS A                                 SHARED -DEFINED    NONE           333,500
MERITAGE HOMES CORPORATION CMN                                  SHARED -DEFINED    NONE           323,000
ONE LIBERTY PROPERTIES INC CMN                                  SHARED -DEFINED    NONE           131,044
ORIGEN FINANCIAL, INC. CMN                                      SHARED -DEFINED    NONE         1,324,016
PENN REAL EST INV TRUST CMN                                     SHARED -DEFINED    NONE           740,467
REPUBLIC PROPERTY TRUST CMN                                     SHARED -DEFINED    NONE         2,275,000
ROSS STORES,INC CMN                                             SHARED -DEFINED    NONE           350,000
STREETTRACKS GOLD TR ETF                                        SHARED -DEFINED    NONE           110,171
SUN COMMUNITIES INC CMN                                         SHARED -DEFINED    NONE           910,840
TEJON RANCH CO CMN                                              SHARED -DEFINED    NONE         2,233,230
THOMAS PPTYS GROUP INC CMN                                      SHARED -DEFINED    NONE         1,200,000
TOLL BROTHERS INC CMN                                           SHARED -DEFINED    NONE         1,350,000
URSTADT BIDDLE PROPERTIES INC. CMN                              SHARED -DEFINED    NONE           637,920
WAL MART STORES INC CMN                                         SHARED -DEFINED    NONE           585,725


                                                                                               27,182,111